Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Goodwill [Line Items]
Goodwill, Beginning Balance	$ 845.5	$ 1,020.1
Translation adjustment	(89.2)	(174.6)
Goodwill, Ending Balance	$ 756.3	$ 845.5